STOCKHOLDERS’ DEFICIT (Tables)	12 Months Ended
Jun. 30, 2024
Equity [Abstract]
SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTIONS ACTIVITY

A summary of the Company’s stock option activity during the years ended June 30, 2024 and 2023 is presented below:

		Weighted
	Number of	Average
	Options	Price Per Share
Outstanding at June 30, 2022	0.059	$4,533,000
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2023	0.059	$4,533,000
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2024	0.059	$4,533,000

Exercisable at June 30, 2024	0.059	$4,533,000
Outstanding and Exercisable:

Weighted average remaining contractual term	4.87
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

SCHEDULE OF WARRANT ACTIVITY

The following table summarizes common stock warrant activity for the years ended June 30, 2024 and 2023:

		Weighted
	Number of	Average
	Warrants	Price Per Share
Outstanding at June 30, 2022	105	$200,270
Issued	3,305	10
Exercised	(13)	52,081
Forfeited	(1)	2,000,000
Expired	-	-
Outstanding at June 30, 2023	3,396	$5,440
Issued	15,000,000	0.01
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2024	15,003,396 *	$1.24

Exercisable at June 30, 2024	15,003,378	$1.24
Outstanding and Exercisable:

Weighted average remaining contractual term	2.01
Aggregate intrinsic value	$-

*	The total warrants of 15,003,396 above which are exercisable into common stock consisted of the following:

SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE
	Number of Warrants	Exercisable
Series A warrants	10	10
Series B warrants	17	17
Series C warrants	64	46
Common stock warrants with no class designation	15,003,305	15,003,305
Total	15,003,396	15,003,378